Investment in joint venture (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz	Oct. 30, 2019 USD ($)
Disclosure of joint ventures [line items]
Impairment reversal (loss) on investment in joint venture	$ 7,631	$ (7,631)
Company's share of net income (loss) of the JV for the year	$ 46,517	(51,528)
Asanko Gold Mine (AGM) [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method	45.00%
Net earning in JV	$ 46,500
Reversal of impairment loss	63,200
Impairment loss on MPP&E		153,200
Impairment reversal (loss) on investment in joint venture	7,631	(7,631)
Company's share of net income (loss) of the JV for the year	46,517	(51,528)
Adjustment to carrying value of stockpile inventory	(15,300)	26,400
Production cost of stockpile inventory	(11,000)	19,600
Depreciation expense	$ (4,300)	6,800
Percent of gross revenue royalty payable	5.00%
Additional percentage of net smelter return royalty payable	2.00%
Additional percentage of net smelter return royalty payable to committee	0.50%
Estimated recoverable amount of the AGM CGU	$ 171,027
Carrying value of AGM CGU at December 31	107,827
Fair value of mineral resources	28,000
Bank guarantee	11,800
Reclamation deposit including accrued interest	5,000	1,900
Additions to mineral properties, plant and equipment	17,100	35,800
Deferred stripping costs to depletable mineral interests		$ 7,100
Severance expenses	$ 18,000
Long-term risk free discount rate for reclamation cost	3.90%	1.50%
Withholding taxes	$ 3,134	$ 0
Damages sought	25,000
Legal proceedings provision	$ 2,000
Asanko Gold Mine (AGM) [Member] | RK Mine Finance Trust I ("Red Kite") [Member] | Offtake agreement [Member]
Disclosure of joint ventures [line items]
Percentage of sale of future gold production	100.00%
Maximum amount of sale of future gold production | oz	2,200,000
Amount of gold sold in period | oz	167,849	216,076
Amount of gold delivered under agreement | oz	1,467,105
Revenue from sale of silver	$ 600	$ 600
Asanko Gold Mine (AGM) [Member] | Rand Merchant Bank [Member]
Disclosure of joint ventures [line items]
Revolving Credit Facility	0	0	$ 30,000
Interest Expense And Other Fees For Revolving Credit Facility	$ 400	$ 800
Adansi Gold Company Ghana Limited [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method	50.00%
Shika Group Finance Limited [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method	50.00%